UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4132
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                           AXP SELECTED SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     3/31
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Date of reporting period:    6/30
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                               PORTFOLIO HOLDINGS

                                       FOR

                           AXP(R) PRECIOUS METALS FUND

                                AT JUNE 30, 2005

Investments in Securities

AXP Precious Metals Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)(c)
Issuer                                         Shares               Value(a)

Australia (2.6%)
Newcrest Mining                               150,000              $1,973,058

Canada (52.2%)
Agnico-Eagle Mines                            100,000               1,260,000
Alamos Gold                                   200,000(b)              685,714
Banro                                         851,000(b)            2,778,776
Barrick Gold                                  215,000               5,381,450
Bemo Gold                                     500,000(b)            1,195,000
Cambior                                       440,000(b)              949,000
Crystallex Intl                               450,000(b)            1,620,000
Eldorado Gold                                 450,000(b)            1,193,878
EuroZinc Mining                               800,000(b)              431,020
Gabriel Resources                             500,000(b)              644,898
Gammon Lake Resources                         350,000(b)            2,357,143
Goldcorp                                      205,000               3,234,900
IAMGOLD                                       250,000               1,687,755
Inco                                           34,000               1,283,500
Kinross Gold                                  410,000(b)            2,510,204
Northern Orion Resources                      300,000(b)              739,592
PAN American Silver                           130,000(b)            1,922,700
Placer Dome                                   305,000               4,690,900
Silver Wheaton                                400,000(b)            1,240,816
Stingray Resources                            549,000(b)              289,065
Teck Cominco Cl B                              38,000               1,282,384
Tenke Mining                                  270,000(b)            1,057,959
Western Silver                                120,000(b)            1,039,347
Total                                                              39,476,001

Papua New Guinea (1.2%)
Lihir Gold                                  1,000,000(b)              928,420

Peru (3.0%)
Compania de Minas
  Buenaventura ADR                            100,000               2,299,000

Common stocks (continued)
Issuer                                         Shares               Value(a)

South Africa (14.6%)
AngloGold ADR                                 100,000(d)           $3,573,000
Gold Fields ADR                               290,000               3,291,500
Harmony Gold Mining ADR                       150,000               1,284,000
Impala Platinum Holdings                       15,000               1,341,030
Randgold Resources ADR                        110,000(b)            1,546,600
Total                                                              11,036,130

United Kingdom (1.2%)
Lonmin                                         50,000                 944,131

United States (23.5%)
Coeur d'Alene Mines                           450,000(b)            1,633,500
Engelhard                                      45,000               1,284,750
Freeport-McMoRan
  Copper & Gold Cl B                           50,000               1,872,000
Glamis Gold                                   205,000(b)            3,510,939
Golden Star Resources                         260,000(b)              806,000
Jaguar Mining                                 150,000(b)              428,571
Meridian Gold                                 125,000(b)            2,244,898
Newmont Mining                                120,000               4,683,600
Southern Peru Copper                           30,000               1,285,200
Total                                                              17,749,458

Total common stocks
(Cost: $66,871,796)                                               $74,406,198

Other (1.3%)(b,c,f)
Issuer                                         Shares               Value(a)

Canada
Aurizon Mines
  Warrants                                    150,000                    $132
Goldcorp
  Warrants                                    337,500                 883,878
Jaguar Mining
  Warrants                                     75,000                  48,980
Metallica Resources
  Warrants                                    115,000                  25,816
Stingray Resources
  Warrants                                    274,500                   8,354
Sulliden Exploration
  Warrants                                     67,500                       5

Total other
(Cost: $224,856)                                                     $967,165

Short-term securities (4.6%)(e)
Issuer                 Effective               Amount               Value(a)
                         yield               payable at
                                              maturity
U.S. government agency
Federal Natl Mtge Assn Disc Nts
  07-27-05                3.09%              $500,000                $498,845
  08-01-05                3.22              3,000,000               2,991,440

Total short-term securities
(Cost: $3,490,595)                                                 $3,490,285

Total investments in securities
(Cost: $70,587,247)(g)                                            $78,863,648

See accompanying notes to investments in securities.
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1   --   AXP PRECIOUS METALS FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 3.6% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2005, is as follows:

      Security                         Acquisition                        Cost
                                          dates
      Aurizon Mines
        Warrants                        08-21-03                       $61,110
      Goldcorp
        Warrants                 03-31-03 thru 10-14-04                     --
      Jaguar Mining
        Warrants                        12-22-04                        41,234
      Metallica Resources
        Warrants                        11-26-03                            --
      Stingray Resources
        Warrants                        12-04-03                        94,323
      Sulliden Exploration
        Warrants                        12-04-03                        28,189

(g) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $70,587,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $8,849,000
      Unrealized depreciation                                         (572,000)
                                                                      --------
      Net unrealized appreciation                                   $8,277,000
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How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.
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2   --   AXP PRECIOUS METALS FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6142-80 C (8/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SELECTED SERIES, INC.


By                        /s/ Paula R. Meyer
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                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
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                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005



By                        /s/ Jeffrey P. Fox
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                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 29, 2005